Label	Element	Value
BNY Mellon US Small Cap Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary BNY Mellon US Small Cap Core Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to track the performance of the Solactive GBS United States 600 Index TR.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2024, the fund's portfolio turnover rate was 66.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.34%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 600 Index TR (index). Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund considers small-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the index. As of December 31, 2024, the full market capitalization range of companies included in the index was $328 million to $8.64 billion. The fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market.

The Solactive GBS United States 600 Index TR is a free float market capitalization weighted index designed to measure the performance of 600 small-capitalization companies listed on U.S. stock markets. The index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, or the Solactive GBS United States 400 Index TR, an index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 510 are selected for inclusion in the index and current index constituents with a rank from 511 to 720 are selected until the total number of companies in the index equals 600. If the total number of companies is below 600, the highest-ranking remaining securities are selected until 600 is reached. The index reconstitutes quarterly in February, May, August, and November. As of December 31, 2024, the index was comprised of 598 securities.

Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2024, approximately 24.67% of the index consisted of securities of issuers in the financials sector and 21.55% of the index consisted of securities of issuers in the industrial sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund to those of different broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2023, Q4: 15.67 Worst Quarter 2022, Q2: (16.42)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
BNY Mellon US Small Cap Core Equity ETF | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon US Small Cap Core Equity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon US Small Cap Core Equity ETF | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon US Small Cap Core Equity ETF | · Risks of stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

BNY Mellon US Small Cap Core Equity ETF | · Indexing strategy risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Indexing strategy risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by, among other things, the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, the manner in which the total return of the fund's index is calculated, the size of the fund's portfolio, and the timing of purchases and redemptions of fund shares. Outdated or unreliable market information could result in errors in index data, index computations or the construction of the index in accordance with its methodology and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

BNY Mellon US Small Cap Core Equity ETF | · Small company risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Small company risk: Small companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

BNY Mellon US Small Cap Core Equity ETF | · Financials sector risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Financials sector risk: Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

BNY Mellon US Small Cap Core Equity ETF | · Industrials companies risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Industrials companies risk: The industrial sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

BNY Mellon US Small Cap Core Equity ETF | · REIT risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• REIT risk: Investments in REITs expose the fund to risks similar to investing directly in real estate. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs generally hold both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. To the extent a REIT owns properties of, or makes loans to, companies concentrated in a particular industry or geographic region, the REIT will also be subject to risks affecting such industries and regions. When the fund invests in a REIT, shareholders of the fund will bear indirectly their proportionate share of the expenses of the REIT in addition to expenses of the fund.

BNY Mellon US Small Cap Core Equity ETF | · Issuer risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

BNY Mellon US Small Cap Core Equity ETF | · Authorized participants, market makers and liquidity providers risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BNY Mellon US Small Cap Core Equity ETF | · Fluctuation of net asset value, share premiums and discounts risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

BNY Mellon US Small Cap Core Equity ETF | · Trading issues risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon US Small Cap Core Equity ETF | · Market risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity or disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

BNY Mellon US Small Cap Core Equity ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Non-diversification risk: To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund's invested assets are diversified.

BNY Mellon US Small Cap Core Equity ETF | Solactive GBS United States 600 Index TR (reflects no deductions for fees, expenses or taxes) (1)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes	[1]
Label	rr_AverageAnnualReturnLabel	Solactive GBS United States 600 Index TR	[1]
1 Year	rr_AverageAnnualReturnYear01	9.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	19.26%	[1]
BNY Mellon US Small Cap Core Equity ETF | S&P Composite 1500® Index (1) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes	[1]
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500® Index (1)	[1]
1 Year	rr_AverageAnnualReturnYear01	23.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	20.03%	[1]
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.04%	[2]
1 Year	rr_ExpenseExampleYear01	$ 4
3 Years	rr_ExpenseExampleYear03	13
5 Years	rr_ExpenseExampleYear05	23
10 Years	rr_ExpenseExampleYear10	$ 51
Annual Return 2021	rr_AnnualReturn2021	16.30%
Annual Return 2022	rr_AnnualReturn2022	(18.44%)
Annual Return 2023	rr_AnnualReturn2023	22.37%
Annual Return 2024	rr_AnnualReturn2024	9.64%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.42%)
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	17.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2020
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception	17.12%
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	14.11%

[1]	In accordance with regulatory changes requiring the fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the fund added the indicated benchmark effective October 31, 2024.
[2]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.